Leases - Schedule of amounts recognized in income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Interest expense on lease liabilities	€ (35)	€ (31)	€ (27)
Impairment charges, net of reversals	0	(43)	2
Total	(250)	(299)	(242)
Aggregate continuing and discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Depreciation of right-of-use assets	(215)	(223)	(216)
Interest expense on lease liabilities	€ (35)	€ (33)	€ (28)